Average Annual Total Returns - Retail - Vanguard PRIMECAP Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	17.25%	16.04%	15.01%	14.74%	14.20%	13.53%	11.96%	12.63%	12.30%	17.32%	16.12%	15.10%	18.40%	15.22%	13.88%	20.79%	15.36%	13.74%